Leases-Lessee - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Rent expense	¥ 2,039	¥ 1,800	¥ 1,565